Capital Stock	6 Months Ended
Mar. 31, 2025
Capital Stock [Abstract]
Capital Stock

9. Capital Stock

Common shares

During the year ended September 30, 2024, the Company completed a unit offering private placement and issued 400,000 units with unit price of $2.00, raising total gross proceeds of $800,000. Each unit contains one share and one warrant. Each warrant is exercisable into one share at an exercise price of $2.00/share within 5 years from the issuance date.

During the year ended September 30, 2024, the Company issued 715,000 common shares to its directors, executives and employees for their services rendered to the Company. These common shares are based on certain vesting schedules (see “Share-based awards” below). An aggregate value of $834,399 related to the vested common shares was recognized in the year ended September 30, 2024.

During the six months ended March 31, 2025, the Company issued 495,000 common shares to its directors, executives and employees for their services rendered to the Company. These common shares are based on certain vesting schedules (see “Share-based awards” below). An aggregate value of $422,140 related to the vested common shares was recognized in the six months ended March 31, 2025.

Warrants

A continuity schedule of outstanding warrants at September 30, 2024 and March 31, 2025, and the changes during the periods, is as follows:

	Number of Warrants	Weighted Average Exercise Price
		US$
Balance, September 30, 2023	1,562,686	7.50
Granted	400,000	2.00
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2024 and March 31, 2025	1,962,686	4.75

A summary of warrants outstanding and exercisable at September 30, 2024:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
March 29, 2021	1,562,686	7.50	1.49
January 8, 2024	400,000	2.00	4.27

A summary of warrants outstanding and exercisable at March 31, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
March 29, 2021	1,562,686	7.50	0.99
January 8, 2024	400,000	2.00	3.77

Stock options

At March 31, 2025, the Company had one stock option plan, the 2019 Equity Incentive Plan (the “2019 Plan”).

During the six months ended March 31, 2025, there was no stock options grant. During the year ended September 30, 2024, the Company granted 1,030,000 stock options, vesting in one-year or a three-year period, to certain officers and directors of the Company.

A continuity schedule of outstanding stock options at September 30, 2024 and March 31, 2025, and the changes during the periods, is as follows:

	Number of Stock Options	Weighted Average Exercise Price
		US$
Balance, September 30, 2023	455,000	3.73
Granted	1,030,000	1.16
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2024 and March 31, 2025	1,485,000	1.95

A continuity schedule of outstanding unvested stock options at September 30, 2024 and March 31, 2025, and the changes during the periods, is as follows:

	Number of Unvested Stock Options	Weighted Average Grant Date Fair Value
		US$
Balance, September 30, 2023	22,500	2.11
Granted	1,030,000	1.10
Vested	(775,000)	1.19
Forfeited	-	-
Balance, September 30, 2024	277,500	1.10
Vested	(253,750)	1.16
Forfeited	-	-
Balance, March 31, 2025	23,750	1.10

At September 30, 2024, the aggregate intrinsic value of all outstanding stock options granted was estimated at $nil. At September 30, 2024, the unrecognized compensation cost related to unvested stock options was $32,861 expected to be recognized over 0.25 to 2.25 years.

At March 31, 2025, the aggregate intrinsic value of all outstanding stock options granted was estimated at $nil. At March 31, 2025, the unrecognized compensation cost related to unvested stock options was $24,646 expected to be recognized over 1.75 years.

A summary of stock options outstanding and exercisable at September 30, 2024:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	365,000	4.10	7.08
December 30, 2022	90,000	2.21	8.25
October 19, 2023	752,500	1.16	9.08

A summary of stock options outstanding and exercisable at March 31, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	365,000	4.10	6.58
December 30, 2022	90,000	2.21	7.75
October 19, 2023	1,006,250	1.16	8.58

Share-based awards

(a)	During the year ended September 30, 2023, the Company granted 300,000 share-based awards with a fair value of $1.63 per share, determined using the share price at the date of grant of February 7, 2023, to a consultant of the Company. These share-based awards vest according to the percentage of the consulting services rendered to the Company. As of September 30, 2023, only 50% of the services have been rendered to the Company. Therefore, only 150,000 shares have been issued to the consultant during the year ended September 30, 2023.

(b)	During the year ended September 30, 2024, the Company granted an aggregate of 440,000 share-based awards with a fair value of $1.16 per share, determined using the share price at the date of grant of October 19, 2023, to certain officers of the Company. These share-based awards vest in 4 equal instalments over each of the quarter end of the fiscal year. During the year ended September 30, 2024, all of the 440,000 shares have already been issued to these officers.

(c)	During the year ended September 30, 2024, the remaining 150,000 shares from note (a) above were granted to the consultant.

(d)	During the year ended September 30, 2024, the Company granted 150,000 share-based awards with a fair value of $0.84 per share, determined using the share price at the date of grant of July 10,2024, to a consultant of the Company. These share-based awards vest according to the percentage of the consulting services rendered to the Company. As of September 30, 2024, 75,000 shares have already been issued to the consultant.

(e)	During the six months ended March 31, 2025, the remaining 75,000 share from note (d) above were granted to the consultant.

(f)

During the six months ended March 31, 2025, the Company granted an aggregate of 200,000 performance-based share (the “Performance Shares”) to Chief Executive Officer, Chief Financial Officer and Chief Operating Officer. The Performance Shares are subject to a one-year vesting provision whereby the total Performance Shares become exercisable at the end of September 30, 2024 if the Company’s sales increase achieved a targeted percentage determined by the Company. Since the Company has met the sales increase target for the year ended September 30, 2024, the share-based compensation expense in relation to the Performance Shares have been recognized during the six months ended March 31, 2025.

(g)	During the six months ended March 31, 2025, the Company announced to grant an aggregate of 440,000 share-based awards with a fair value of $0.54 per share, determined using the share price at the date of grant of August 6, 2025, to certain officers of the Company. These share-based awards vest in 4 equal instalments over each of the quarter end of the fiscal year. During the six months ended March 31, 2025, 220,000 shares have been issued to these officers.

Investment in subsidiary

On November 17, 2023, the Company incorporated a 100% owned subsidiary, Gilmore. Gilmore owns 40% of SouthGilmore, which was incorporated on November 20, 2023. The shareholders of SouthGilmore agreed to contribute a total investment of US$7,500,000 into the newly formed entity. The Company agreed to subscribe to 600 units of the total 1,500 units issued by SouthGilmore by contributing US$3,750,000 (actual contribution: US$3,762,395). The remaining 900 units will be subscribed by the other shareholders, who will contribute the remaining US$3,750,000 (actual contribution: US$3,737,727) into SouthGilmore.

The Company determined SouthGilmore qualifies as a variable interest entity (VIE) due to its 40% ownership interest and the presence of two Company board directors (Jianbo Zhang and Zhenyu Wu) occupying two of SouthGilmore’s three board seats. The Company concluded that it has controlling financial interest in SouthGilmore since it has: i) the power to direct the activities of SouthGilmore and ii) the Company’s equity pickup of the financial results (losses or benefits) of SouthGilmore could potentially be significant to the Company. Therefore, the Company should consolidate SouthGilmore based on the VIE model.

Since the Company only owns 40% of the interest in SouthGilmore although it is required to contribute the same amount of investment as the other non-controlling shareholders (“NCI”), the Company ownership in the total US$7,500,000 is still based on the 40% ownership. Therefore, its US$3,750,000 investment was diluted by the NCI’s additional 10% more ownership. The dilution amount, calculated based on actual contributions from the Company and the NCI, is US$762,346. Since the dilution has not changed the Company’s control over SouthGilmore, the dilution amount is accounted for as an equity transaction between the Company, controlling shareholder, and the NCI.